Warrants (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Shares - outstanding, Beginning Balance	20,826,436	11,712,315	11,896,070
Warrants Shares - Granted	151,515	20,780,775	0
Warrants Shares - Exercised	0	0	0
Warrants Shares - Forfeited or lapsed	0	(11,666,654)	(183,755)
Warrants Shares - outstanding, Ending Balance	20,997,951	20,826,436	11,712,315
Weighted Average Exercise Price - Warrants outstanding, Beginning Balance	$ 0.31	$ 0.83	$ 0.83
Weighted Average Exercise Price - Warrants Shares - Granted	$ 0.30	$ 0.31	$ 0
Weighted Average Exercise Price - Warrants Shares - Exercised	$ 0		$ 0
Weighted Average Exercise Price - Warrants Shares - Forfeited or lapsed	$ 0	$ 0.83	$ 2.35
Weighted Average Exercise Price - Warrants outstanding, Ending Balance	$ 0.31	$ 0.31	$ 0.83
Weighted Average Remaining Contract Term - Warrants outstanding	4 years 1 month 6 days	4 years 3 months 18 days	3 months 18 days
Weighted Average Remaining Contract Term - Warrants Shares - Granted	5 years
Weighted Average Remaining Contract Term - Warrants Shares - Exercised	0 years
Weighted Average Remaining Contract Term - Warrants Shares - Forfeited or lapsed	0 years